Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Expenses
Exploration and evaluation		$ 700	$ 470
Assays and analysis		180	170
Geological		520
Sustainability			300
General and administration	236,319	200,381	322,135
Insurance	46,282	39,534	44,075
IT Services	12,000	12,000	22,000
Legal, accounting and audit	20,400	24,778	28,421
Office and miscellaneous	16,148	1,191	619
Property investigation	24,117
Regulatory, trust and filing	39,628	29,410	34,038
Salaries and benefits	71,458	89,762	189,021
Shareholder communications	6,286	3,706	3,961
Operating expenses	(236,319)	(201,081)	(322,605)
Impairment of mineral property interest			(1)
Interest income	2,338	2,112	2,971
Interest expense			(17,385)
Foreign exchange loss	(486)	(984)	(2,076)
Gain on settlement of debenture			431,645
Income (loss) and comprehensive income (loss) for the year	$ (234,467)	$ (199,953)	$ 92,549
Basic and diluted income (loss) per common share	$ (0.07)	$ (0.07)	$ 0.03
Weighted average number of common shares outstanding (basic and dilutive)	3,347,137	2,929,989	2,807,797